Other Borrowings - Schedule of Other Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Borrowings [Abstract]
Unsecured loan facilities from three former shareholders	$ 12,470,000
Less: current portion	(12,470,000)
Non-current portion